Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) $ in Millions	9 Months Ended
Sep. 30, 2023 USD ($)
Pieris Pharmaceuticals, Inc. [Member]
Stock issuance costs	$ 0.7